Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 778	$ 3,968
Additions	31	50
Amortisation for the year	(142)	(197)
Impairments for the year	(14)	(2,353)
Disposals		(23)
Transferred to assets held for sale		(667)
Transfers and other movements	22
At the end of the financial year	675	778
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,912
At the end of the financial year	1,944	1,912
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,134)
At the end of the financial year	(1,269)	(1,134)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	247	3,269
Impairments for the year		(2,339)
Disposals		(16)
Transferred to assets held for sale		(667)
At the end of the financial year	247	247
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	247
At the end of the financial year	247	247
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	531	699
Additions	31	50
Amortisation for the year	(142)	(197)
Impairments for the year	(14)	(14)
Disposals		(7)
Transfers and other movements	22
At the end of the financial year	428	531
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,665
At the end of the financial year	1,697	1,665
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,134)
At the end of the financial year	$ (1,269)	$ (1,134)